Corporate Information - The Reorganization (Details) € / shares in Units, € in Thousands		12 Months Ended
	Sep. 14, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Sep. 14, 2021 EUR (€) € / shares
Corporate Information [Line Items]
Shares issued | shares		23,261,694	1,065,661
Discount for lack of marketability (in percent)	5.00%
Total
Corporate Information [Line Items]
Shares issued | shares	21,080,961
Estimated market value of shares				€ 165,002
Qell net assets				53,893
Excess fair value of shares over Qell's net assets acquired				€ 111,109
Qell share-holders
Corporate Information [Line Items]
Shares issued | shares	13,422,406
Fair value as of September 14, 2021 | (per share)	$ 9.41			€ 7.97
Exchange rate | $	0.8472
Estimated market value of shares				€ 107,002
Qell Sponsors
Corporate Information [Line Items]
Shares issued | shares	7,658,555
Fair value as of September 14, 2021 | (per share)	$ 8.94			€ 7.57
Exchange rate | $	0.8472
Estimated market value of shares				€ 58,000